Consolidated Statements of Comprehensive Income (Loss) Statement - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings (loss)	$ (1,370)	$ 1,457
Items that will not be reclassified into earnings, net of tax:
Remeasurements of pension plans (note 23)		46
Items that may be reclassified into earnings, net of tax:
Derivatives designated as cash flow hedge	(6)	(13)
Equity investment – share of other comprehensive loss	(2)	(2)
Exchange differences on translation of foreign operations	(550)	857
Hedge of net investment (note 25)	146	(262)
Other comprehensive income (loss)	(412)	626
Comprehensive income (loss)	$ (1,782)	$ 2,083